Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-3540776
Plan number	001
Notes Receivable from Participants*	$ 38,602,548
Grand Total	$ 8,950,475,532
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	9.50%
Investment, Identifier [Axis]: Capital Preservation Asset Class | Galliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 461,962,001
Investment, Identifier [Axis]: Capital Preservation Asset Class | Galliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	284,401,501
Investment, Identifier [Axis]: Capital Preservation Asset Class | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	53,050,433
Investment, Identifier [Axis]: Capital Preservation Asset Class | Short-Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Total	39,787,146
Investment, Identifier [Axis]: Capital Preservation Asset Class | Wrapper Contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	0
Investment, Identifier [Axis]: Common Stock | Amgen stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total	417,689,989
Investment, Identifier [Axis]: Fixed Income Active Asset Class | BBH Collective Investment Series Trust Series Fund Income Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Total	181,868,204
Investment, Identifier [Axis]: Fixed Income Active Asset Class | Banc America Alternative Loan Trust Series 2004-6 Class 4A 15.0% Due 10-25-2048
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1,941
Interest Rate	15.00%
Investment, Identifier [Axis]: Fixed Income Active Asset Class | FIAM Group Trust For Employees Benefit Plan Core Plus Commingled Pool Class W*
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 181,975,209
Investment, Identifier [Axis]: Fixed Income Active Asset Class | GMAC Mortgage Loan Trust 2003/J10 4.75% Due 01/25/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 743
Interest Rate	4.75%
Investment, Identifier [Axis]: Fixed Income Active Asset Class | Master Asset Security Trust 2004/6 5.25% Due 07/25/2019
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 1
Interest Rate	5.25%
Investment, Identifier [Axis]: Fixed Income Active Asset Class | NT Collective Aggregate Bond Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 65,981,875
Investment, Identifier [Axis]: Fixed Income Active Asset Class | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	282
Investment, Identifier [Axis]: Fixed Income Active Asset Class | Wellington Core Bond Plus Portfolio Collective Investment Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Total	182,810,908
Investment, Identifier [Axis]: Fixed Income Index Asset Class | NT Collective Aggregate Bond Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	970,311,143
Investment, Identifier [Axis]: International Equity Active Asset Class | Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	255,411,543
Investment, Identifier [Axis]: International Equity Active Asset Class | Great Grey Trust Company GQG Partners International Equity CIT Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total	248,729,768
Investment, Identifier [Axis]: International Equity Active Asset Class | Mawer International Equity Collective Investment Trust Class B
EBP, Schedule of Asset Held for Investment [Line Items]
Total	252,538,156
Investment, Identifier [Axis]: International Equity Active Asset Class | Mondrian Master CIT Focused All Countries World ex-US Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Total	248,622,909
Investment, Identifier [Axis]: International Equity Active Asset Class | NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	50,754,829
Investment, Identifier [Axis]: International Equity Active Asset Class | Wilmington Trust Collective Investment Trust / Jennison International Equity Opportunities CIT Class J
EBP, Schedule of Asset Held for Investment [Line Items]
Total	248,011,296
Investment, Identifier [Axis]: International Equity Index Asset Class | NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	384,229,509
Investment, Identifier [Axis]: Other | BIF Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,342,037
Investment, Identifier [Axis]: Other | Exide Technologies
EBP, Schedule of Asset Held for Investment [Line Items]
Total	24,978
Investment, Identifier [Axis]: Other | Interest Bearing Cash
EBP, Schedule of Asset Held for Investment [Line Items]
Total	88,742
Investment, Identifier [Axis]: Other | ML Vanguard Federal Money Market Forfeiture / Settlement
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,378,351
Investment, Identifier [Axis]: Other | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	475,614
Investment, Identifier [Axis]: Other | Tax Reclaims
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,662,444
Investment, Identifier [Axis]: Participant Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,119,760,757
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | AAON Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	236,223
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Allegion PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,072,506
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ametek Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,249,236
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Amphenol Corporation Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,882,230
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Arhaus Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	327,444
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | BWX Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,795,341
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Balchem Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	525,105
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bank Ozk
EBP, Schedule of Asset Held for Investment [Line Items]
Total	667,566
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bellring Brands Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	190,130
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Bio-Techne Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,926,851
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Blackrock Instituitional Trust Company Investment Funds Russell 3000 Alpha Tilts Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Total	166,892,573
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Boston Partners CIT Large Capital Value Class E
EBP, Schedule of Asset Held for Investment [Line Items]
Total	157,416,376
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Brown & Brown Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,796,916
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | CCC Intelligent Solutions Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	478,272
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | CSW Industrials Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	510,742
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Cabot Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,040,662
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Camtek Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Total	519,283
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Casella Waste Systems Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,092,717
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Certara Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	344,524
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Charles River Laboratories International Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,950,515
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Clean Harbors Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,650,854
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Clearwater Analytics Holdings Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	421,015
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Cohen & Steers Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	222,492
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Coherent Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,403,840
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Copart Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	833,308
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Dolby Laboratories Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,624,381
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | EnPro Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	647,743
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ensign Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	809,856
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Entegris Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,955,069
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Everus Construction Group Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	491,799
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Fabrinet Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	720,253
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Federal Signal Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	727,119
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | First American Financial Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	854,385
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Five Below Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	447,167
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Floor & Decor Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	268,464
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Freshpet Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	289,600
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Global-E Online Limited
EBP, Schedule of Asset Held for Investment [Line Items]
Total	468,772
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Goosehead Insurance Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	256,965
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Graco Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	998,886
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Guidewire Software Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	415,890
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Halozyme Therapeutics Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,864,075
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Hamilton Lane Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	453,565
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | HealthEquity Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,156,118
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Heico Corporation Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,705,417
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Henry Schein Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,819,211
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Hexcel Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,172,941
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Huntington Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,336,420
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | ICF International, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	473,074
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | IDEX Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,524,768
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ingredion Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,866,481
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Kadant Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	565,195
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Keysight Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,893,528
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | LKQ Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,359,453
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Loar Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	521,968
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Markel Corporation Holding Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	451,427
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Medpace Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	713,857
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Mid-American Apartment Communities Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,084,609
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Modine Manufacturing Company
EBP, Schedule of Asset Held for Investment [Line Items]
Total	486,243
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Moelis & Company Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	615,567
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Morningstar Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	282,720
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | NT Collective Russell 3000 Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	20,089,652
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | NT Collective Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,398,246
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | National Retail Properties Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	724,159
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Nova Measuring Instruments
EBP, Schedule of Asset Held for Investment [Line Items]
Total	716,875
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Novanta Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	296,642
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Nuveen Winslow Large Capital Growth Fund Class C
EBP, Schedule of Asset Held for Investment [Line Items]
Total	220,498,952
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Ollies Bargain Outlet Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	527,005
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Paymentus Holdings Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	593,829
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Pool Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	64,736
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Power Integrations Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,340,071
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Procore Technologies Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	880,154
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Prosperity Bancshares Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,220,759
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Q2 Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	317,576
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | RBC Bearings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	900,447
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | RLI Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	332,312
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Rentokil Initial PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,075,015
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | SS&C Technologies Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,243,020
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | STERIS plc
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,507,176
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Saia Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	490,107
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Shift4 Payments Inc. Class A
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,574,375
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | SiteOne Landscape Supply Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	613,333
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Standex International Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	567,101
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Trex Company Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	245,735
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | UFP Industries Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	306,839
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | UGI Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,240,897
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Valvoline Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	325,356
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Vita Coco Company Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	100,878
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | WEX Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,205,844
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Waste Connections Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	3,130,702
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Wingstop Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	336,986
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | Woodward Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,274,353
Investment, Identifier [Axis]: U.S. Equity Active Asset Class | XPEL Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Total	396,435
Investment, Identifier [Axis]: U.S. Equity Index Asset Class | NT Collective Russell 3000 Index Fund / Non Lending
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,598,695,401
Amgen stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total	417,689,989
Capital Preservation Asset Class:
EBP, Schedule of Asset Held for Investment [Line Items]
Total	839,201,081
Fixed Income Active Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	612,639,163
Fixed Income Index Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	970,311,143
U.S. Equity Active Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	659,305,274
U.S. Equity Index Asset
EBP, Schedule of Asset Held for Investment [Line Items]
Total	2,598,695,401
International Equity Active Asset Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,304,068,501
International Equity Index Asset Class
EBP, Schedule of Asset Held for Investment [Line Items]
Total	384,229,509
Participant Self-Directed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total	1,119,760,757
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total	$ 5,972,166